Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended
	Jul. 26, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000222692
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,110	$ 10,000	$ 9,706	$ 9,257	$ 8,941	$ 9,012	$ 9,035	$ 9,183	$ 9,447	$ 9,532	$ 10,062	$ 10,278	$ 10,732	$ 10,959	$ 11,021	$ 11,109	$ 11,617	$ 11,971	$ 12,375	$ 12,661
C000222693
Account Value [Line Items]
Accumulated Value	500,000	505,500	500,000	485,955	462,984	447,671	451,754	452,758	460,163	473,386	478,146	504,538	515,919	539,222	551,144	553,994	558,985	584,494	602,240	623,090	638,035
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,011	9,951	9,603	9,040	8,858	8,673	8,670	8,847	8,753	8,776	8,958	8,962	9,391	9,379	9,479	9,451	9,686	9,914	10,072	9,936
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	500,558	497,555	480,173	452,013	442,914	433,671	433,491	442,327	437,629	438,788	447,914	448,102	469,562	468,955	473,930	472,563	484,288	495,691	503,600	496,821
S&P Target Date Retirement Income Index
Account Value [Line Items]
Accumulated Value	10,000	10,080	10,004	9,748	9,304	9,061	9,104	9,161	9,321	9,491	9,567	9,998	10,157	10,634	10,751	10,844	10,960	11,427	11,773	12,124	12,340
S&P Target Date Retirement Income Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 504,004	$ 500,211	$ 487,407	$ 465,187	$ 453,053	$ 455,187	$ 458,063	$ 466,074	$ 474,541	$ 478,332	$ 499,907	$ 507,850	$ 531,711	$ 537,532	$ 542,209	$ 548,002	$ 571,328	$ 588,651	$ 606,182	$ 616,987